Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Domestic operations	$ 3,082	$ (137,693)	$ 47,127
Foreign operations		(2)	(328)
Income (loss) before income taxes	$ 3,082	$ (137,695)	$ 46,799